Acquisitions and Acquisition-Related Items, Contingent Consideration (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013
Fair Value Inputs
Contingent consideration	$ 87	$ 45	$ 68	$ 142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Beginning Balance	68	142	142	231
Purchase price contingent consideration	23	0	65	3
Contingent milestone payments	(5)	(1)	(1)	(30)
Change in fair value of contingent consideration	1	(96)	(138)	(62)
Ending balance	87	45	68	142
Other Long-term Liabilities
Fair Value Inputs
Contingent consideration	68		51	120
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	68		51	120
Other Accrued Expenses
Fair Value Inputs
Contingent consideration	19		17	22
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	19		17	22
Business combinations or purchases of intellectual property prior to April 24, 2009
Fair Value Inputs
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	198		199
Recurring
Fair Value Inputs
Contingent consideration	87		68	142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	87		68	142
Recurring | Level 3
Fair Value Inputs
Contingent consideration	87		68	142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	87		68	142
Revenue-based payments | Recurring | Level 3
Fair Value Inputs
Probability of payment	100.00%		100.00%
Revenue-based payments | Discounted Cash Flow | Recurring | Level 3
Fair Value Inputs
Contingent consideration	62		43
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	62		43
Product development-based payments | Recurring | Level 3
Fair Value Inputs
Discount rate	5.50%		5.50%
Probability of payment	75.00%
Projected fiscal year of payment	2018
Product development-based payments | Discounted Cash Flow | Recurring | Level 3
Fair Value Inputs
Contingent consideration	25		25
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending balance	$ 25		$ 25
Minimum | Revenue-based payments | Recurring | Level 3
Fair Value Inputs
Discount rate	13.50%		13.50%
Projected fiscal year of payment	2015		2015
Minimum | Product development-based payments | Recurring | Level 3
Fair Value Inputs
Probability of payment			75.00%
Projected fiscal year of payment			2015
Maximum | Revenue-based payments | Recurring | Level 3
Fair Value Inputs
Discount rate	24.00%		24.00%
Projected fiscal year of payment	2019		2019
Maximum | Product development-based payments | Recurring | Level 3
Fair Value Inputs
Probability of payment			100.00%
Projected fiscal year of payment			2018